Royalty obligation (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 18, 2011	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Carrying value of the royalty obligation		$ 0	$ 0
Current portion of the royalty obligation		0	37,000	$ 169,000
Royalties received		0	105,000	506,000
Royalties paid		$ 0	$ (256,000)	$ (1,056,000)
Birmingham Associates Ltd [Member] | Aggrastat [Member]
Statement [Line Items]
Value of shares issued on debt conversion	$ 4,750,000
Number of shares issued on debt conversion	2,176,003
Percentage of first $2,000,000 of quarterly sales	4.00%
Percentage of quarterly sales between $2,000,000 and $4,000,000	6.00%
Percentage of portion of quarterly sales exceeding $4,000,000 payable within 60 days	8.00%
Amount of quarterly product revenue	$ 2,000,000
Credit Period For Royalty Payment	60 days		60 days